Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
REVENUE
Premiums and other considerations	$ 51,715,510	$ 56,864,702
Premiums ceded	(10,803,281)	(12,511,080)
Net premiums	40,912,229	44,353,622
Investment income, net of expenses	21,408,232	21,237,313
Net realized gains (losses) on investments:
Other-than-temporary impairment losses	(118,267)
Other net realized investment gains	1,674,389	818,705
Total net realized gains on investments	1,556,122	818,705
Other income	1,684,255	1,767,071
Total revenue	65,560,838	68,176,711
BENEFITS AND EXPENSES
Death and other benefits	42,767,646	44,305,739
Guaranteed annual endowments	392,142	404,466
Dividends to policyholders	293,563	332,063
Increase in benefit reserves and unearned premiums	4,235,260	6,739,357
Acquisition costs deferred	(4,923,682)	(6,030,513)
Amortization of deferred acquisition costs	5,907,926	7,103,147
Commissions	3,091,836	3,537,009
Other general and administrative expenses	10,804,013	10,881,337
Total benefits and expenses	62,568,704	67,272,605
INCOME BEFORE FEDERAL INCOME TAXES	2,992,134	904,106
PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
Current	620,300	392,468
Deferred federal income tax benefit	(288,967)	(525,078)
Total federal income taxes	331,333	(132,610)
NET INCOME	$ 2,660,801	$ 1,036,716
BASIC AND DILUTED NET EARNINGS PER SHARE (in dollars per share)	$ 2.39	$ 0.93